Expense Example	Aug. 01, 2026 USD ($)
HORIZON EXPANSION LEADERS ETF | HORIZON EXPANSION LEADERS ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
HORIZON HIGH INCOME ETF | HORIZON HIGH INCOME ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	$ 224